Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Undesignated preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Undesignated Preferred stock, shares authorized	8,500,000	8,500,000	8,500,000
Undesignated Preferred stock, shares issued
Undesignated Preferred stock, shares outstanding
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	2,500,000,000	2,500,000,000	2,500,000,000
Common stock, shares issued	154,340,183	111,079,683	58,963,009
Common stock, shares outstanding	154,340,183	111,079,683	58,963,009